Exceptional items	12 Months Ended
Jun. 30, 2023
Exceptional Items [Abstract]
Exceptional items
4. Exceptional items

Accounting policies
Critical accounting judgements Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included within the income statement caption to which they relate. Management believes that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Operating items Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post employment plans.
Non-operating items Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items, that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.
Taxation items Exceptional current and deferred tax items comprise material and unusual or non-recurring items that impact taxation. Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	2023 £ million	2022 £ million	2021 £ million
Exceptional operating items
Brand and goodwill impairment (1)	(498)	(336)	—
Supply chain agility programme (2)	(100)	—	—
Distribution termination fee (3)	(44)	—	—
Winding down Russian operations (4)	20	(50)	—
Other exceptional operating items (5)	—	(2)	(15)
	(622)	(388)	(15)
Non-operating items
Sale of businesses and brands
Guinness Cameroun S.A. (6)	310	—	—
Archers brand (7)	20	—	—
USL Popular brands (8)	4	—	—
USL businesses (9)	1	—	3
Tyku brand (10)	(3)	—	—
Picon brand (11)	—	91	—
Meta Abo Brewery (12)	—	(95)	—
Windsor business (13)	—	(19)	—
Step acquisition - Mr Black (14)	(8)	—	—
Other non-operating exceptional items (15)	4	6	11
	328	(17)	14

Exceptional items before taxation	(294)	(405)	(1)
Tax on exceptional items (note 7 (b))	186	31	(84)

Total exceptional items	(108)	(374)	(85)
Attributable to:
Equity shareholders of the parent company	33	(271)	(86)
Non-controlling interests	(141)	(103)	1
Total exceptional items	(108)	(374)	(85)

(1) In the year ended 30 June 2023, an impairment charge of £498 million was recognised in exceptional operating items mainly driven by the McDowell's brand in India.
In the year ended 30 June 2022, an impairment charge of £336 million was recognised in exceptional operating items in respect of the McDowell's brand (£240 million), the Bell's brand (£77 million) and goodwill related to Smirnov (£19 million).
For further information, see note 9 (d).

(2) In the year ended 30 June 2023, an exceptional charge of £100 million was accounted for in respect of the supply chain agility programme announced in July 2022. With this five-year spanning programme, Diageo expects to strengthen its supply chain, improve its resilience and agility, drive efficiencies, deliver additional productivity savings and make its supply operations more sustainable. Total implementation cost of the programme is expected to be up to £500 million over the five-year period, which will comprise non-cash items and one-off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge for the year ended 30 June 2023 was primarily in respect of accelerated depreciation, being additional depreciation of assets in the period directly attributable to the programme, and impairment of property, plant and equipment in respect of North America and India. Restructuring cash expenditure was £12 million in the year ended 30 June 2023.

(3) In the year ended 30 June 2023, Diageo agreed with one of its distributors in Africa to terminate the distribution license of one of its spirits brands, in respect of which a provision of £44 million was provided for and was recognised as an operating exceptional charge. No payment was made in the period.

(4) In the year ended 30 June 2023, Diageo released unutilised provisions of £20 million from the £50 million exceptional charge taken in the year ended 30 June 2022, in respect of winding down its operations in Russia.
(5) Other exceptional operating items include subsequent gains and charges of items that were originally recognised as exceptional at inception. In the year ended 30 June 2022, other exceptional operating items resulted in a loss of £2 million driven by the reinvestment of 'Raising the Bar' corporate tax benefits. In the year ended 30 June 2021, other exceptional operating items were a loss of £15 million mainly driven by the charge of the ongoing litigation in Turkey.

(6) On 26 May 2023, Diageo announced the completion of the sale of its wholly owned subsidiary in Cameroon, Guinness Cameroun S.A., to the Castel Group for an aggregate consideration of £384 million resulting in an exceptional gain of £310 million, including cumulative translation gain in the amount of £17 million recycled to the income statement.

(7) On 26 October 2022, Diageo completed the sale of its Archers brand. The transaction resulted in an exceptional gain of £20 million.

(8) On 30 September 2022, Diageo announced the completion of the sale of the Popular brands of its United Spirits Limited (USL) business. The transaction resulted in an exceptional gain of £4 million.

(9) Certain subsidiaries of USL were sold in the year ended 30 June 2023. The sale of these subsidiaries resulted in an exceptional gain of £1 million (2022 – nil; 2021 – £3 million).

(10) In the year ended 30 June 2023, Diageo sold its Tyku brand. The transaction resulted in an exceptional loss of £3 million.

(11) In May 2022, Diageo sold its Picon brand. The sale resulted in an exceptional non-operating gain of £91 million, net of disposal costs.

(12) In the year ended 30 June 2022, a loss of £95 million was recognised as a non-operating item attributable to the sale of Meta Abo Brewery Share Company in Ethiopia.

(13) On 25 March 2022, Diageo agreed to the sale of its Windsor business in Korea. At 30 June 2022, assets and liabilities attributable to Windsor business were classified as held for sale and were measured at the lower of their cost and fair value less cost of disposal. In the year ended 30 June 2022, a loss of £19 million was recognised as a non-operating item, mainly in relation to transaction and other costs directly attributable to the prospective sale of the business. The conditional agreement was terminated in the year ended 30 June 2023 as the buyer was unable to meet certain conditions to completion.

(14) On 29 September 2022, the group acquired the part of the entire issued share capital of Mr Black Spirits Pty Ltd, owner of Mr Black, the Australian premium cold brew coffee liqueur, that it did not already own. As a result of Mr Black becoming a subsidiary of the group in the year ended 30 June 2023, a loss of £8 million arose, being the difference between the book value of the associate prior to the transaction and its fair value plus transaction costs.

(15) Other exceptional non-operating items include subsequent gains and charges of items that were originally recognised as exceptional at inception. In the year ended 30 June 2023, other exceptional non-operating items resulted in a net gain of £4 million (2022 – £6 million; 2021 – £11 million), mainly driven by the deferred consideration received in respect of the sale of United National Breweries.
For further information on acquisition and sale of businesses and brands, see notes 8 (a) and 8 (b).
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2023 £ million	2022 £ million	2021 £ million
Thalidomide (note 15 (d) (i))	(14)	(16)	(15)
Winding down Russian operations	(13)	(13)	—
Supply chain agility programme	(12)	—	—
Donations	—	(37)	(50)
Indirect tax in Korea	—	—	(10)
Ongoing litigation in Turkey	—	—	(1)
Substitution drawback	—	—	60
Total cash payments	(39)	(66)	(16)